Other Income and Other Expense	12 Months Ended
Dec. 31, 2013
Other Income and Other Expense

Note 9. Other Income and Other Expense

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2013	2012	2011
BOLI insurance	$657,273	$567,440	$636,657
Mortgage loan origination fees	367,573	486,136	354,407
Other income	529,608	345,633	333,066

Total other income	$1,554,454	$1,399,209	$1,324,130

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the year ended December 31:

Other Expense	2013	2012	2011
Intangible amortization	$—	$76,955	$184,691
Advertising	621,216	636,652	730,496
Office supplies	563,706	487,581	563,611
Legal and audit fees	393,997	458,731	446,699
FDIC and state assessments	69,282	1,270,792	1,152,049
Telephone expense	442,781	430,695	435,015
Loan collection expense	554,542	378,576	371,071
Other losses	462,475	354,279	302,493
Debit card / ATM expense	830,396	815,960	742,488
Travel and convention	200,684	194,541	278,676
Other expenses	3,081,797	2,770,430	2,671,150

Total other expense	$7,220,876	$7,875,192	$7,878,439

Other losses in 2013, 2012 and 2011 include the write-down on Other Real Estate Owned in the amount of $276,400, $309,797 and $265,876, respectively.